Equity settled share-based transactions - Fair value of RSUs and key assumptions (Details) - Restricted Share Units - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Fair value of share options and key assumptions
Fair value at measurement date	$ 13.89
Share price	13.89
Exercise price	$ 0.01	$ 0.01
Expected volatility	41.03%
Expected option life	1 year	1 year
Expected dividends	0.00%	0.00%
Risk-free interest rate	1.00%
Likelihood of achieving a redemption event	5	5
Likelihood of achieving a liquidity event	5	5
Bottom of range [member]
Fair value of share options and key assumptions
Fair value at measurement date		$ 13.89
Share price		$ 13.89
Expected volatility		41.03%
Risk-free interest rate		1.00%
Top of range [member]
Fair value of share options and key assumptions
Fair value at measurement date		$ 18.91
Share price		$ 18.91
Expected volatility		44.26%
Risk-free interest rate		1.13%